DERIVATIVES AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Gross fair value of the company's outstanding derivative assets and liabilities

(millions)

	Derivatives Assets		Derivatives Liabilities
	December 31	December 31	December 31	December 31
(millions)	2019	2018	2019	2018
Derivatives designated as hedging instruments
Foreign currency forward contracts	$67.4	$40.4	$2.1	$10.2
Interest rate swap agreements	-	-	-	0.2

Derivatives not designated as hedging instruments
Foreign currency forward contracts (a)	16.5	31.9	7.9	30.9
Gross value of derivatives	83.9	72.3	10.0	41.3

Gross amounts offset in the Consolidated Balance Sheet	(4.2)	(17.7)	(4.2)	(17.7)
Net value of derivatives	$79.7	$54.6	$5.8	$23.6

(a)	Foreign currency forward contract derivatives not designated as hedging instruments includes discontinued operations of $1.0 and $1.0 of derivative assets and $0.6 and $1.0 of derivative liabilities as of December 31, 2019 and 2018, respectively.

Summary of notional values of outstanding derivatives

	Notional Values
	December 31	December 31
(millions)	2019	2018

Foreign currency forward contracts (a)	$ 4,004	$ 6,226
Interest rate agreements	-	400

(a)	Foreign currency forward contract notional values include discontinued operations of approximately $9 million and $91 million as of December 31, 2019 and 2018, respectively.

Schedule of amounts on the Balance Sheet related to cumulative basis adjustments for fair value hedges

Amounts recognized in the Consolidated Balance Sheet	Carrying amount of the hedged liabilities			Cumulative amount of the fair value hedging adjustment included in the carrying amount of the hedged liabilities
(millions)	2019	2018	2017	2019	2018	2017
Long-term debt	$-	$399.7	$944.6	$-	$0.1	$7.6

Revaluation gains and losses on euronotes and forward contracts

(millions)	2019	2018	2017
Revaluation gains (losses), net of tax	$31.4	$57.5	$(109.7)

Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

	2019			2018			2017
(millions)	COS	SG&A	Interest	COS	SG&A	Interest	COS	SG&A	Interest
Gain (loss) on derivatives in cash flow hedging relationship:
Foreign currency forward contracts
Amount of gain (loss) reclassified from AOCI to income	$15.4	$39.5	$-	$(7.7)	$84.1	$-	$(13.7)	$(157.2)	$-
Amount excluded from the assessment of effectiveness recognized in earnings based on changes in fair value	-	-	28.7	-	-	37.4	-	-	24.5
Interest rate swap agreements
Amount of gain (loss) reclassified from AOCI to income	-	-	(0.9)	-	-	(5.5)	-	-	(7.2)

Gain (loss) on derivatives in fair value hedging relationship:
Interest rate swaps
Hedged items	-	-	0.2	-	-	(4.0)	-	-	0.7
Derivatives designated as hedging instruments	-	-	(0.2)	-	-	4.0	-	-	(0.7)

Gain (loss) on derivatives not designated as hedging instruments:
Foreign currency forward contracts
Amount of gain (loss) recognized in income (a)	-	30.0	(0.1)	-	25.1	5.3	-	(38.2)	(3.0)
Total gain (loss) of all derivative instruments	$15.4	$69.5	$27.7	$(7.7)	$109.2	$37.2	$(13.7)	$(195.4)	$14.3

(a)	Gain (loss) on derivatives not designated as hedging instruments recognized in income recorded in SG&A includes discontinued operations of $(5.1), $(8.7) and $(4.4) for the year ended December 31, 2019, 2018 and 2017, respectively.